INCOME TAXES, INTERMEX HOLDINGS, INC., Deferred Tax Assets and Deferred Tax Liabilities (FY) (Details) - USD ($)	11 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets [Abstract]
Total deferred tax assets	$ 216,951
Intermex Holdings, Inc. and Subsidiaries [Member]
Deferred tax assets [Abstract]
Net operating losses	10,582,599
Allowance for doubtful accounts	211,926
Deferred rent	0
Intangibles	0
Transaction costs	532,651
Alternative minimum tax credit	272,186
Depreciation	0
Other	72,321
Total deferred tax assets	11,671,683
Deferred tax liabilities [Abstract]
Depreciation	(500,343)
Intangibles	(9,422,486)
Other	0
Total deferred tax liabilities	(9,922,829)
Net deferred tax (liability) asset	1,748,854
Provisional increase in income tax expense	$ 656,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Minimum [Member]
Deferred tax liabilities [Abstract]
Net operating loss expiration period	Dec. 31, 2029
Intermex Holdings, Inc. and Subsidiaries [Member] | Maximum [Member]
Deferred tax liabilities [Abstract]
Net operating loss expiration period	Dec. 31, 2037
Intermex Holdings, Inc. and Subsidiaries [Member] | Federal [Member]
Deferred tax liabilities [Abstract]
Net operating loss carryforwards	$ 39,753,000
Intermex Holdings, Inc. and Subsidiaries [Member] | State [Member]
Deferred tax liabilities [Abstract]
Net operating loss carryforwards	$ 46,535,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Deferred tax assets [Abstract]
Net operating losses		$ 14,793,711
Allowance for doubtful accounts		239,789
Deferred rent		15,553
Intangibles		11,499,513
Transaction costs		770,220
Alternative minimum tax credit		271,937
Depreciation		141,021
Other		126,621
Total deferred tax assets		27,858,365
Deferred tax liabilities [Abstract]
Depreciation		0
Intangibles		0
Other		(42,253)
Total deferred tax liabilities		(42,253)
Net deferred tax (liability) asset		$ 27,816,112